Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Cash Flows from operating activities:
Net Income/(loss)	$ 7,454		$ (16,265)	$ (24,750)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant & equipment	821		1,437	1,376
Amortization of intangible assets	534		2,047	3,645
Interest and amortization of debt discount	783		1,165	1,467
Loss/(gain) on derivative liability	(214)		0	98
Loss on debt extinguishment	1,326		0	7,067
Stock-based compensation	5,414		1,660	2,232
Bad debt expense	99		276	537
Inventory obsolescence impairment	535		284	(2,277)
Deferred tax asset write-off	0		161	132
Loss/(gain) on disposal of property and equipment	0		0	(49)
Income tax expense/(recovery) net of cash paid	(17)		(152)	(1,115)
Release of provision	0		(218)	(1,700)
Expenses settled in equity	40		1,685	0
Gain on disposal of a business	(31,100)		0	0
Other	80		0	0
Unrealized and non cash foreign currency transactions	157		(201)	(365)
Changes in operating assets and liabilities, net of effects of businesses acquired
Decrease (increase) in accounts receivables	1,346		(2,898)	2,591
Decrease (increase) in inventories	1,399		(722)	(480)
Decrease (increase) in other current assets, net	(84)		(4,385)	(45)
Decrease (increase) in deferred research & development tax credits, net	19		279	0
Decrease (increase) in other noncurrent assets, net	(77)		(63)	0
Increase (decrease) in accounts payable	(1,765)		(126)	1,509
Increase (decrease) in deferred revenue, current	25		3,007	1,915
Increase (decrease) in income taxes payable	(362)		349	149
Increase (decrease) in other current liabilities	(217)		1,312	198
Increase (decrease) in deferred revenue, noncurrent	2,247		2,985	2,710
Increase (decrease) in defined benefit pension liability	258		(109)	711
Increase (decrease) in other noncurrent liabilities	(2,592)		0	(487)
Net cash provided by (used in) operating activities	(13,891)		(8,492)	(4,931)
Cash Flows from investing activities:
Sale/(acquisition) of equity securities	(4,000)		(3,000)	0
Sale/(acquisition) of property, plant and equipment	(293)		(1,244)	(669)
Decrease/(increase) in notes receivables	0		0	(554)
Sale/(acquisition) of a business, net of cash and cash equivalents divested	40,919		0	(11,629)
Net cash provided by (used in) investing activities	36,626		(4,244)	(12,852)
Cash Flows from financing activities:
Proceeds from options exercises	3,412		217	36
Proceeds from issuance of Common Stock	1,112		2,904	5,039
Proceeds from convertible loan issuance	2,860		3,000	0
Proceeds from debt	4,030		7,656	20,984
Repayments of debt	(27,631)		(1,001)	(550)
Payments of debt issue costs	(42)		0	0
Repurchase of treasury shares	(1,025)		(900)	0
Net cash provided by (used in) financing activities	(17,284)		11,876	25,509
Effect of exchange rate changes on cash and cash equivalents	41		(200)	(733)
Cash and cash equivalents
Net increase (decrease) during the period	5,492		(1,060)	6,993
Balance, beginning of period	11,154		12,214	5,221
Balance, end of period	16,646		11,154	12,214
Reconciliation to balance sheet
Cash and cash equivalents from continuing operations	12,121		9,146	9,583
Restricted cash, current from continuing operations	2,525		618	0
Restricted cash, noncurrent from continuing operations	2,000		0	0
Cash and cash equivalents from discontinued operations	0		1,390	2,631
Balance, end of period	16,646		11,154	12,214
Supplemental cash flow information
Cash paid for interest, net of amounts capitalized	756		772	250
Cash paid for incomes taxes	12		72	78
Noncash conversion of convertible loans into common stock	1,771		0	0
Restricted cash received for share subscription in progress	5		2,020	0
Issuance of shares in relation to the acquisition of QuoVadis	0		0	4,307
Issuance/(redemption) of redeemable preferred stock	0		(5,021)	4,340
Issuance of common stock to purchase non-controlling interest	0		3,920	3,474
Deemed dividend	0		141	540
Settlement of Carlos Moreira's loan in shares	0		473	0
Payment of SEDA fees in shares	0		(500)	0
Conversion of loan receivable into equity securities	0		0	799
ROU assets obtained from finance lease	321	[1]	0	0
ROU assets obtained from operating lease	$ 3,768	[1]	$ 0	$ 0

[1]	In line with the new standard ASC 842 "Leases" and its transition guidance, we considered all leases as new leases in 2019.